UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments

Master Trust

Prime Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
US government and agency obligations—4.59%
Federal Farm Credit Bank
0.280%, due 04/14/14[1]	50,000,000	50,053,116
0.130%, due 07/17/14[2]	100,000,000	99,940,056
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,997,035
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[2]	150,000,000	149,783,104
US Treasury Notes
1.875%, due 04/30/14	200,000,000	200,837,312
2.250%, due 05/31/14	180,000,000	181,238,924
2.375%, due 08/31/14	123,000,000	124,566,714
Total US government and agency obligations (cost—$856,416,261)		856,416,261
Time deposits—14.45%
Banking-non-US—14.45%
Credit Agricole Corporate & Investment Bank
0.080%, due 02/03/14	200,000,000	200,000,000
0.090%, due 02/03/14	450,000,000	450,000,000
DnB NOR Bank ASA
0.040%, due 02/03/14	300,000,000	300,000,000
Erste Bank AB, Grand Cayman
0.160%, due 02/03/14	600,000,000	600,000,000
Natixis
0.100%, due 02/03/14	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.040%, due 02/03/14	500,000,000	500,000,000
Societe Generale, Cayman Islands
0.030%, due 02/03/14	150,000,000	150,000,000
Svenska Handelsbanken
0.040%, due 02/03/14	300,000,000	300,000,000
Total time deposits (cost—$2,700,000,000)		2,700,000,000
Certificates of deposit—22.72%
Banking-non-US—21.79%
Bank of Nova Scotia
0.247%, due 02/19/14[1]	232,000,000	232,000,000
0.336%, due 04/30/14[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.150%, due 02/28/14	350,000,000	350,000,000
Credit Industriel et Commercial
0.170%, due 02/03/14	125,000,000	125,000,000
0.210%, due 02/14/14	200,000,000	200,000,000
0.200%, due 03/04/14	175,000,000	175,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 02/11/14	197,000,000	197,000,000

Master Trust

Prime Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
National Australia Bank Ltd.
0.275%, due 04/07/14[1]	173,000,000	173,000,000
Natixis
0.225%, due 02/26/14[1]	200,000,000	200,000,000
Nordea Bank Finland
0.230%, due 03/03/14	200,000,000	200,000,000
0.290%, due 11/20/14	171,000,000	171,000,000
Norinchukin Bank Ltd.
0.100%, due 02/04/14	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.
0.190%, due 04/17/14	75,000,000	75,000,000
0.240%, due 07/07/14	71,800,000	71,799,996
Rabobank Nederland NV
0.258%, due 03/24/14[1]	225,000,000	225,022,082
0.360%, due 06/11/14	180,000,000	180,000,000
Societe Generale
0.250%, due 02/03/14	75,000,000	75,000,625
0.250%, due 02/03/14	25,000,000	25,000,208
0.279%, due 02/28/14[1]	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 04/17/14	75,000,000	75,000,000
Toronto-Dominion Bank
0.197%, due 02/24/14[1]	162,000,000	162,000,000
0.220%, due 03/04/14	173,000,000	173,000,000
		4,071,822,911
Banking-US—0.93%
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$4,244,822,911)		4,244,822,911
Commercial paper[2]—41.35%
Asset backed-miscellaneous—12.64%
Atlantic Asset Securitization LLC
0.193%, due 02/03/14[1,3]	250,000,000	250,000,000
0.183%, due 02/24/14[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.177%, due 02/18/14[1,3]	250,000,000	250,000,000
0.187%, due 02/21/14[1,3]	150,000,000	150,000,000
CAFCO LLC
0.230%, due 02/03/14[3,4]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.229%, due 04/15/14[1,3]	200,000,000	200,000,000
Ciesco LLC
0.230%, due 02/03/14[3,4]	61,000,000	61,000,000
Old Line Funding LLC
0.188%, due 02/04/14[1]	150,000,000	150,000,000
0.217%, due 02/18/14[1]	100,000,000	100,000,000
0.200%, due 03/11/14	100,000,000	99,978,889
0.230%, due 04/15/14	121,000,000	120,943,567

Master Trust

Prime Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Thunder Bay Funding LLC
0.190%, due 02/17/14[1]	50,000,000	50,000,000
0.187%, due 02/24/14[1]	105,000,000	105,000,000
Versailles Commercial Paper LLC
0.225%, due 02/07/14[1,3]	70,000,000	70,000,000
0.219%, due 02/18/14[1,3]	100,000,000	100,000,000
Victory Receivables Corp.
0.110%, due 02/04/14	115,000,000	114,998,946
Working Capital Management Co.
0.120%, due 02/05/14	39,000,000	38,999,480
		2,360,920,882
Banking-non-US—18.46%
Australia & New Zealand Banking Group Ltd.
0.157%, due 02/20/14[1]	50,000,000	50,000,000
0.198%, due 02/27/14[1]	175,000,000	175,000,000
Banque et Caisse d'Epargne de L'Etat
0.300%, due 02/21/14	150,000,000	149,975,000
Commonwealth Bank of Australia
0.198%, due 02/24/14[1]	175,000,000	175,000,000
0.232%, due 02/24/14[1]	150,000,000	150,000,000
0.158%, due 02/27/14[1]	97,000,000	96,997,957
DBS Bank Ltd.
0.230%, due 02/12/14	44,750,000	44,746,855
0.230%, due 02/18/14	159,000,000	158,982,731
0.230%, due 08/01/14	98,000,000	97,886,674
Erste Abwicklungsanstalt
0.175%, due 05/15/14	100,000,000	99,949,930
HSBC Bank PLC
0.288%, due 02/07/14[1]	45,600,000	45,612,220
0.280%, due 04/07/14[1]	83,400,000	83,426,666
Mizuho Funding LLC
0.210%, due 02/24/14	200,000,000	199,973,167
NRW Bank
0.070%, due 02/05/14	500,000,000	499,996,111
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 02/27/14	100,000,000	99,982,667
0.190%, due 03/04/14	150,000,000	149,975,458
0.230%, due 05/19/14	65,830,000	65,784,998
0.240%, due 07/07/14	50,000,000	49,948,000
Skandinaviska Enskilda Banken AB
0.270%, due 03/10/14	123,000,000	122,965,867
Sumitomo Mitsui Banking Corp.
0.210%, due 02/03/14	150,000,000	149,998,250
0.210%, due 03/10/14	298,000,000	297,935,682
United Overseas Bank Ltd.
0.175%, due 02/13/14	100,000,000	99,994,167
0.190%, due 05/19/14	90,000,000	89,949,175
0.200%, due 05/22/14	170,000,000	169,896,111

Master Trust

Prime Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.272%, due 04/14/14[1]	125,000,000	125,000,000
		3,448,977,686
Banking-US—5.07%
Bedford Row Funding Corp.
0.320%, due 10/14/14	100,000,000	99,773,333
BNP Paribas Finance, Inc.
0.210%, due 02/03/14	200,000,000	199,997,667
0.070%, due 02/04/14	49,000,000	48,999,714
Fortis Funding LLC
0.070%, due 02/06/14	299,000,000	298,997,093
Natixis US Finance Co. LLC
0.110%, due 02/06/14	300,000,000	299,995,417
		947,763,224
Energy-integrated—3.44%
CNPC Finance HK Ltd.
0.400%, due 03/11/14	150,000,000	149,936,667
0.400%, due 04/14/14	150,000,000	149,880,000
0.540%, due 07/09/14	67,800,000	67,639,314
Sinopec Century Bright Capital Investment Ltd.
0.400%, due 02/26/14	150,000,000	149,958,333
0.390%, due 03/03/14	42,000,000	41,986,350
0.370%, due 04/16/14	50,000,000	49,961,972
0.370%, due 04/25/14	34,400,000	34,370,655
		643,733,291
Finance-captive automotive—1.74%
Toyota Motor Credit Corp.
0.198%, due 02/24/14[1]	175,000,000	175,000,000
0.200%, due 04/16/14	150,000,000	149,938,333
		324,938,333
Total commercial paper (cost—$7,726,333,416)		7,726,333,416
Short-term corporate obligations—6.58%
Banking-non-US—4.09%
Barclays Bank PLC
0.488%, due 02/19/14[1,5]	225,000,000	225,000,000
0.494%, due 03/19/14[1,5]	175,000,000	175,000,000
Royal Bank of Canada
0.290%, due 04/07/14[1,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.268%, due 02/27/14[1,3]	190,000,000	190,000,000
		765,000,000
Banking-US—0.94%
Wells Fargo Bank N.A.
0.293%, due 03/17/14[1]	50,000,000	50,000,000
0.346%, due 03/24/14[1]	125,000,000	125,000,000
		175,000,000

Master Trust

Prime Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Short-term corporate obligations—(concluded)
Supranationals—1.55%
Export Development Canada
0.130%, due 02/03/14[1,3]	115,000,000	115,000,000
International Bank for Reconstruction & Development
0.110%, due 02/03/14[1]	175,000,000	175,000,000
		290,000,000
Total short-term corporate obligations (cost—$1,230,000,000)		1,230,000,000
Repurchase agreements—10.29%
Repurchase agreement dated 01/31/14 with BNP Paribas
Securities Corp. 0.030% due 02/03/14, collateralized by
$85,633,775 Federal Home Loan Mortgage Corp.
obligations, 1.000% to 6.250% due 01/26/15 to 11/23/35;
(value—$91,800,000); proceeds: $90,000,225	90,000,000	90,000,000
Repurchase agreement dated 01/31/14 with Deutsche Bank
Securities, Inc., 0.020% due 02/03/14, collateralized by
$68,212,000 Federal National Mortgage Association
obligations, zero coupon due 06/01/17, $14,500 US
Treasury Bond, 6.375% due 08/15/27, $65,181,100 US
Treasury Notes, 0.250% to 0.625% due 01/31/15 to
12/15/16 and $2,085,000 FICO, zero coupon due 09/26/18;
(value—$132,600,828); proceeds: $130,000,217	130,000,000	130,000,000
Repurchase agreement dated 01/31/14 with Federal Reserve
Bank of New York., 0.030% due 02/03/14, collateralized by
$447,694,300 US Treasury Note, 3.875% due 05/15/18;
(value—$500,001,292); proceeds: $500,001,250	500,000,000	500,000,000
Repurchase agreement dated 01/31/14 with Goldman Sachs &
Co., 0.020% due 02/03/14, collateralized by $3,850,000
Federal Farm Credit Bank, 1.740% due 03/11/20,
$12,575,000 Federal Home Loan Bank obligations, 0.625%
to 3.300% due 06/26/15 to 01/18/33, $40,520,000 Federal
Home Loan Mortgage Corp. obligations, zero coupon to
6.750% due 02/04/14 to 09/15/29, $34,177,000 Federal
National Mortgage Association obligations, zero coupon to
7.250% due 03/13/14 to 05/15/30 and $7,662,000 Tennessee
Valley Authority, 3.500% to 6.750% due 02/15/21 to
04/01/56; (value—$102,000,160); proceeds: $100,000,167	100,000,000	100,000,000
Repurchase agreement dated 01/28/14 with Merrill Lynch
Pierce Fenner & Smith, Inc., 0.020% due 02/04/14,
collateralized by $516,443,420 Federal Home Loan
Mortgage Corp. obligations, zero coupon to 6.000% due
05/15/23 to 01/15/43 and $861,308,717 Federal National
Mortgage Association obligations, 3.000% to 10.500% due
03/25/19 to 09/01/43; (value—$255,000,001); proceeds:
$250,000,972	250,000,000	250,000,000

Master Trust

Prime Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 01/14/14 with Merrill Lynch
Pierce Fenner & Smith, Inc., 0.450% due 02/07/14,
collateralized by $1,701,253,046 various asset-backed
convertible bonds, zero coupon to 49.339% due 05/25/14 to
05/15/52; (value—$107,000,000); proceeds: $100,008,750[1]	100,000,000	100,000,000
Repurchase agreement dated 01/06/14 with Merrill Lynch
Pierce Fenner & Smith, Inc., 0.550% due 03/07/14,
collateralized by $28,552,253,886 various asset-backed
convertible bonds, zero coupon to 36.512% due 05/25/14 to
11/23/52; (value—$481,645,958); proceeds:
$450,412,500[1,5]	450,000,000	450,000,000
Repurchase agreement dated 01/31/14 with State Street Bank
and Trust Co., 0.000% due 02/03/14, collateralized by
$1,355,000 Federal Home Loan Mortgage Corp.
obligations, 2.000% due 11/02/22 and $2,205,000 Federal
National Mortgage Association obligations, 2.200% due
10/17/22; (value—$3,315,434); proceeds: $3,247,000	3,247,000	3,247,000
Repurchase agreement dated 01/31/14 with Toronto-Dominion
Bank, 0.030% due 02/03/14, collateralized by $69,445,674
Federal Home Loan Mortgage Corp. obligations, 2.500% to
4.500% due 12/01/25 to 06/01/43 and $344,173,459 Federal
National Mortgage Association obligations, 2.500% to 6.500%
due 09/01/22 to 09/01/43; (value—$306,000,001); proceeds:
$300,000,750	300,000,000	300,000,000
Total repurchase agreements (cost—$1,923,247,000)		1,923,247,000
Total investments
(cost—$18,680,819,588 which approximates cost for federal income tax purposes)—99.98%		18,680,819,588
Other assets in excess of liabilities—0.02%		4,158,704
Net assets—100.00%		18,684,978,292

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the nine months ended January 31, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 04/30/13	Purchases during the nine months ended 01/31/14	Sales during the nine months ended 01/31/14	Value at 01/31/14	Net income earned from affiliate for the nine months ended 01/31/14
UBS Private Money
Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$82

Master Trust

Prime Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	856,416,261	—	856,416,261
Time deposits	—	2,700,000,000	—	2,700,000,000
Certificates of deposit	—	4,244,822,911	—	4,244,822,911
Commercial paper	—	7,726,333,416	—	7,726,333,416
Short-term corporate obligations	—	1,230,000,000	—	1,230,000,000
Repurchase agreements	—	1,923,247,000	—	1,923,247,000
Total	—	18,680,819,588	—	18,680,819,588

At January 31, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	35.4
Japan	11.2
France	10.7
Singapore	6.3
Sweden	6.0
Canada	5.3
Australia	5.1
China	3.4
Austria	3.2
Germany	3.2
United Kingdom	2.8
Netherlands	2.2
Finland	2.0
Norway	1.6
Cayman Islands	0.8
Luxembourg	0.8
Total	100.0

Weighted average maturity—39 days

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2	Rates shown are the discount rates at date of purchase.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.03% of net assets as of January 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Rate represents stated coupon rate.

5	Illiquid securities representing 4.55% of net assets as of January 31, 2014.

For more information regarding the Fund's other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2013.

Master Trust

Treasury Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
US government obligations—28.60%
US Treasury Bills
0.065%, due 04/10/14[1]	500,000,000	499,938,375
0.092%, due 04/24/14[1]	550,000,000	549,888,104
0.090%, due 05/15/14[1]	250,000,000	249,935,625
0.100%, due 06/05/14[1]	175,000,000	174,939,722
US Treasury Notes
1.750%, due 03/31/14	150,000,000	150,395,117
0.250%, due 04/30/14	312,000,000	312,092,377
1.875%, due 04/30/14	250,000,000	251,057,544
2.250%, due 05/31/14	125,000,000	125,860,364
0.750%, due 06/15/14	250,000,000	250,598,649
0.250%, due 06/30/14	175,000,000	175,106,706
2.625%, due 06/30/14	150,000,000	151,507,162
0.625%, due 07/15/14	250,000,000	250,578,504
2.625%, due 07/31/14	100,000,000	101,222,080
4.250%, due 08/15/14	200,000,000	204,408,183
2.375%, due 08/31/14	50,000,000	50,636,876
2.375%, due 09/30/14	50,000,000	50,729,449
4.250%, due 11/15/14	380,000,000	392,224,877
0.250%, due 01/15/15	135,000,000	135,093,209
Total US government obligations (cost—$4,076,212,923)		4,076,212,923
Repurchase agreements—69.56%
Repurchase agreement dated 01/30/14 with Barclays Capital, Inc.,
0.020% due 02/06/14, collateralized by $995,886,300
US Treasury Notes, 0.250% to 3.125% due 02/28/15 to
11/15/23; (value—$1,020,000,042);
proceeds: $1,000,003,889	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/28/14 with BNP Paribas
Securities Corp., 0.020% due 02/04/14, collateralized by
$86,449,600 US Treasury Bonds, 2.875% to 7.250% due
08/15/22 to 05/15/43, $222,050,500 US Treasury Inflation
Index Bonds, 3.375% to 3.875% due 04/15/29 to 04/15/32,
$137,672,000 US Treasury Inflation Index Notes, 1.375% to
1.625% due 01/15/15 to 01/15/20, $309,846,300 US
Treasury Notes, 0.125% to 4.250% due 04/15/14 to
02/15/21 and $41,186,285 US Treasury Bonds Strips, zero
coupon due 02/15/19 to 02/15/34; (value—$1,020,000,138);
proceeds: $1,000,003,889	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/31/14 with BNP Paribas
Securities Corp., 0.030% due 02/03/14, collateralized by
$199,728,900 US Treasury Bond, 3.125% due 02/15/43 and
$415,648,500 US Treasury Notes, 0.375% to 5.125% due
11/15/15 to 08/15/18; (value—$632,400,048);
proceeds: $620,001,550	620,000,000	620,000,000
Repurchase agreement dated 01/31/14 with Deutsche Bank
Securities, Inc., 0.020% due 02/03/14, collateralized by
$49,284,300 US Treasury Bonds, 4.375% to 8.000% due
11/15/21 to 05/15/40, $76,473,400 US Treasury Notes,
0.125% to 1.500% due 02/15/14 to 04/30/18, $683,322,000
US Treasury Bonds Principal Strips, zero coupon to 4.250%
due 11/15/26 to 05/15/43 and $155,716,853 US Treasury
Bonds Strips, zero coupon due 05/15/24 to 11/15/43;
(value—$479,400,032); proceeds: $470,000,783	470,000,000	470,000,000

Master Trust

Treasury Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Repurchase agreements—(continued)
Repurchase agreement dated 01/30/14 with Deutsche Bank
Securities, Inc., 0.020% due 02/06/14, collateralized by
$15,781,300 US Treasury Bills, zero coupon due 05/29/14
to 01/08/15, $4,872,200 US Treasury Bonds, 8.125% to
9.250% due 02/15/16 to 08/15/19 and $229,741,700 US
Treasury Notes, 0.250% to 3.125% due 01/31/15 to
05/15/23; (value—$255,000,075); proceeds: $250,000,972	250,000,000	250,000,000
Repurchase agreement dated 01/31/14 with Federal Reserve
Bank of New York, 0.030% due 02/03/14, collateralized by
$3,053,381,300 US Treasury Note, 3.625% due 02/15/21;
(value—$3,400,008,530); proceeds: $3,400,008,500	3,400,000,000	3,400,000,000
Repurchase agreement dated 01/31/14 with Goldman Sachs & Co.,
0.005% due 02/03/14, collateralized by $540,000 US
Treasury Inflation Index Note, 1.250% due 07/15/20,
$353,725,700 US Treasury Bonds Principal Strips, zero
coupon due 02/15/20 to 08/15/40 and $151,299,836 US
Treasury Bond Strips, zero coupon due 08/15/33;
(value—$229,500,030); proceeds: $225,000,094	225,000,000	225,000,000
Repurchase agreement dated 01/28/14 with Goldman Sachs & Co.,
0.020% due 02/04/14, collateralized by $177,300 US
Treasury Note, 0.250% due 05/31/15, $1,444,000 US
Treasury Inflation Index Note, 1.875% due 07/15/19,
$337,089,800 US Treasury Bonds Principal Strips, zero
coupon due 02/15/15 to 08/15/41 and $1,447,022,442 US
Treasury Bonds Strips, zero coupon due 02/15/15 to
02/15/42; (value—$1,020,000,016);
proceeds: $1,000,003,889	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/28/14 with Merrill Lynch
Pierce Fenner & Smith, Inc., 0.020% due 02/04/14,
collateralized by $33,344,100 US Treasury Bill, zero
coupon due 06/19/14, $125,065,300 US Treasury Bond,
2.750% due 11/15/42, $4,382,400 US Treasury Inflation
Index Bond, 2.375% due 01/15/25, $32,390,200 US
Treasury Inflation Index Note, 2.125% due 01/15/19,
$243,721,000 US Treasury Notes, 0.375% to 4.750% due
11/15/15 to 02/15/19, $242,595,600 US Treasury Bonds
Principal Strips, zero coupon due 02/15/42 to 08/15/43 and
$824,518,260 US Treasury Bonds Strips, zero coupon due
05/15/15 to 08/15/37; (value—$1,020,000,005);
proceeds: $1,000,003,889	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/31/14 with State Street Bank
and Trust Co., 0.000% due 02/03/14, collateralized by
$400,000 US Treasury Note, 0.875% due 02/28/17;
(value—$402,823); proceeds: $390,000	390,000	390,000
Repurchase agreement dated 01/28/14 with Toronto-Dominion
Bank, 0.020% due 02/04/14, collateralized by $5,636,200
US Treasury Bond, 7.500% due 11/15/24 and $193,993,500
US Treasury Notes, 0.250% to 3.125% due 04/30/14 to
06/30/20; (value—$204,000,064); proceeds: $200,000,778	200,000,000	200,000,000

Master Trust

Treasury Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 01/30/14 with Toronto-Dominion
Bank, 0.030% due 02/06/14, collateralized by $3,680,000 US
Treasury Bills, zero coupon due 02/06/14 to 07/03/14,
$34,304,700 US Treasury Bonds, 3.000% to 10.625% due
08/15/15 to 11/15/43 and $706,194,428 US Treasury Notes,
0.250% to 5.125% due 05/31/14 to 02/15/22;
(value—$765,000,010); proceeds: $750,004,375	750,000,000	750,000,000
Total repurchase agreements (cost—$9,915,390,000)		9,915,390,000
Total investments
(cost—$13,991,602,923 which approximates cost for federal income tax purposes)—98.16%		13,991,602,923
Other assets in excess of liabilities—1.84%		262,385,465
Net assets—100.00%		14,253,988,388

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	4,076,212,923	—	4,076,212,923
Repurchase agreements	—	9,915,390,000	—	9,915,390,000
Total	—	13,991,602,923	—	13,991,602,923

At January 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity—43 days

Portfolio footnotes

1	Rates shown are the discount rates at date of purchase.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2013.

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—85.84%
Alabama—0.92%
Birmingham Special Care Facilities Financing Authority Revenues Refunding
(Methodist Home Aging),
0.050% VRD	4,995,000	4,995,000
University of Alabama Revenue (University Hospital), Series C,
0.040% VRD	9,600,000	9,600,000
		14,595,000
Alaska—0.87%
Alaska International Airports Revenue Refunding (System), Series A,
0.040% VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.040% VRD	4,200,000	4,200,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B,
0.040% VRD	2,680,000	2,680,000
		13,880,000
Arizona—0.90%
AK-Chin Indian Community Revenue,
0.050% VRD	4,300,000	4,300,000
Arizona State Tax Anticipation Notes (Unemployment Insurance),
Series A,
1.500%, due 05/07/14	3,000,000	3,010,339
Series B,
1.500%, due 05/21/14	3,000,000	3,011,783
Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co. - Irvington Project),
0.050% VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts, Series 9W),
0.060% VRD[1,2]	3,750,000	3,750,000
		14,372,122
California—3.36%
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B,
0.040% VRD	1,575,000	1,575,000
California State,
Series A-1,
2.000%, due 05/28/14	5,155,000	5,184,277
Series A-2,
2.000%, due 06/23/14	7,700,000	7,752,913
California Statewide Communities Development Authority Revenue (University of San Diego),
0.030% VRD	1,885,000	1,885,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.030% VRD	9,300,000	9,300,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B,
2.000%, due 06/30/14	10,000,000	10,074,132
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.030% VRD	4,400,000	4,400,000
San Diego County Certificates of Participation (San Diego Foundation),
0.040% VRD	2,000,000	2,000,000
Santa Clara Electric Revenue, Subseries B,
0.040% VRD	6,110,000	6,110,000
Torrance Revenue (Torrance Memorial Medical Center), Series B,
0.030% VRD	5,000,000	5,000,000
		53,281,322
Colorado—3.57%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.060% VRD	2,020,000	2,020,000
Colorado State General Fund Tax And Revenue Anticipation Notes, Series A,
2.000%, due 06/27/14	5,000,000	5,036,313
Denver City & County Certificates of Participation Refunding,
Series A1,
0.060%, VRD	3,045,000	3,045,000
Series A2,
0.060%, VRD	19,010,000	19,010,000
Series A3,
0.060%, VRD	27,605,000	27,605,000
		56,716,313
Connecticut—0.32%
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	5,000,000	5,015,973
District of Columbia—0.79%
District of Columbia Revenue (German Marshall Fund of the United States),
0.040% VRD	4,000,000	4,000,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2,
0.040% VRD	8,485,000	8,485,000
		12,485,000
Florida—3.14%
Gainesville Utilities System Revenue, Series A,
0.040% VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.050% VRD	27,685,000	27,685,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.040%, VRD	13,800,000	13,800,000
Subseries B-1,
0.050%, VRD	5,840,000	5,840,000
		49,800,000
Georgia—1.00%
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.030%, VRD	9,050,000	9,050,000
Series B-2,
0.030%, VRD	6,800,000	6,800,000
		15,850,000
Idaho—0.38%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	6,000,000	6,044,233
Illinois—6.16%
Chicago (Neighborhoods Alive 21), Series B,
0.050% VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.060%, VRD	21,540,000	21,540,000
Series D-2,
0.060%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.040% VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.040% VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.040% VRD	14,550,000	14,550,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.040% VRD	7,500,000	7,500,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State,
Series B-5,
0.040%, VRD	5,000,000	5,000,000
Series B-6,
0.040%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.050% VRD	4,060,000	4,060,000
		97,750,000
Indiana—6.70%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.040% VRD	5,000,000	5,000,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.030% VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5,
0.040% VRD	23,650,000	23,650,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4,
0.040% VRD	29,900,000	29,900,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A,
0.030% VRD	11,790,000	11,790,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.030% VRD	7,620,000	7,620,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.040% VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project),
0.040% VRD	8,400,000	8,400,000
		106,360,000
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.050% VRD	2,485,000	2,485,000
Kansas—2.90%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.030%, VRD	21,500,000	21,500,000
Series B-2,
0.030%, VRD	15,080,000	15,080,000
Series B-3,
0.030%, VRD	9,440,000	9,440,000
		46,020,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kentucky—2.37%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.050% VRD	7,425,000	7,425,000
Shelby County Lease Revenue, Series A,
0.050% VRD	20,380,000	20,380,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.050% VRD	6,810,000	6,810,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.050% VRD	2,935,000	2,935,000
		37,550,000
Louisiana—0.65%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.040% VRD	3,300,000	3,300,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone
(ExxonMobil Project),
0.040% VRD	550,000	550,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.030% VRD	6,500,000	6,500,000
		10,350,000
Maryland—1.12%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	6,635,000	6,647,829
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.030%, VRD	2,400,000	2,400,000
Series B,
0.030%, VRD	8,700,000	8,700,000
		17,747,829
Massachusetts—2.79%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College),
0.030%, VRD	2,092,000	2,092,000
0.030%, VRD	1,099,000	1,099,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.040% VRD[1,2]	10,000,000	10,000,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.040% VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program),
Series N, 0.040% VRD	3,865,000	3,865,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue
(Senior), Series A-1,
0.050% VRD	24,500,000	24,500,000
		44,351,000
Michigan—0.32%
Green Lake Township Economic Development Corp. Revenue Refunding
(Interlochen Center Project), 0.050% VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C,
0.050% VRD	1,145,000	1,145,000
		5,045,000
Minnesota—1.44%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program),
Series B,
0.050% VRD	8,450,000	8,450,000
Minnesota State Trunk Highway, Series E,
5.000%, due 08/01/14	6,000,000	6,142,881
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.030% VRD	8,250,000	8,250,000
		22,842,881
Mississippi—1.96%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.050%, VRD	14,000,000	14,000,000
Series E,
0.040%, VRD	7,300,000	7,300,000
Series G,
0.040%, VRD	4,000,000	4,000,000
Series I,
0.040%, VRD	1,000,000	1,000,000
Series K,
0.050%, VRD	3,000,000	3,000,000
Series L,
0.040%, VRD	1,800,000	1,800,000
		31,100,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—2.08%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.040% VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(De Smet Jesuit High School), 0.050% VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(SSM Healthcare), Series E,
0.050% VRD	6,085,000	6,085,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Washington University),
Series B,
0.050%, VRD	3,700,000	3,700,000
Series C,
0.040%, VRD	14,800,000	14,800,000
0.040%, VRD	1,500,000	1,500,000
		33,045,000
Nebraska—0.58%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding
(Bryanlgh Medical Center), Series B-1,
0.050% VRD	9,145,000	9,145,000
New Hampshire—1.40%
New Hampshire Health & Educational Facilities Authority Revenue (Dartmouth College),
Series B, 0.030% VRD	22,200,000	22,200,000
New York—9.14%
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	6,686,085	6,706,355
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.030% VRD	11,475,000	11,475,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.060% VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A,
(FNMA Insured),
0.030% VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue
(Second General Fiscal 2008),
Series BB-1,
0.030%, VRD	14,610,000	14,610,000
Series BB-5,
0.040%, VRD	4,000,000	4,000,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue
(Second Generation Resolution), Series A,
0.040% VRD	6,900,000	6,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4,
0.040% VRD	2,100,000	2,100,000
New York City,
Series F, Subseries F-3,
0.040%, VRD	21,100,000	21,100,000
Subseries L-4,
0.040%, VRD	3,400,000	3,400,000
Subseries L-6,
0.040%, VRD	940,000	940,000
New York State Dormitory Authority Revenue (Cornell University), Series A,
0.030% VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue (Wagner College),
0.030% VRD	2,750,000	2,750,000
New York State Dormitory Authority Revenue Non-State Supported Debt
(Rockefeller University), Series A,
0.050% VRD	1,960,000	1,960,000
New York State Dormitory Authority Revenue State
Supported Debt (City University), Series D,
0.030% VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt
(University of Rochester), Series B,
0.050% VRD	3,585,000	3,585,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A,
(FNMA Insured), 0.030% VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.030% VRD	15,700,000	15,700,000
Triborough Bridge & Tunnel Authority Revenues (General), Series B,
0.030% VRD	3,870,000	3,870,000
		145,161,355
North Carolina—7.17%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding
(Carolinas Healthcare) (AGM Insured), Series E,
0.030%, VRD	17,000,000	17,000,000
Series H,
0.040%, VRD	30,105,000	30,105,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte Water & Sewer System Revenue Refunding,
Series B,
0.040%, VRD	12,760,000	12,760,000
Series C,
0.040%, VRD	40,485,000	40,485,000
Guilford County, Series B,
0.040% VRD	1,855,000	1,855,000
New Hanover County (School),
0.050% VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University),
0.050% VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
Series A, 0.020% VRD	3,410,000	3,410,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.050% VRD	700,000	700,000
		113,825,000
Ohio—2.46%
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.050% VRD[1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.040% VRD	10,900,000	10,900,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.),
Series A,	1,100,000	1,100,000
0.040% VRD
Ohio (Common Schools), Series B,
0.020% VRD	1,405,000	1,405,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs,
Series 3244Z), 0.050% VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.030% VRD	20,000,000	20,000,000
		39,050,000
Oregon—1.70%
Oregon Health & Science University Revenue, Series C,
0.040% VRD	1,890,000	1,890,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Oregon—(concluded)
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	25,000,000	25,162,885
		27,052,885
Pennsylvania—6.11%
Allegheny County Industrial Development Authority Health Care Facility (Longwood
Oakmount, Inc.),
0.050% VRD	26,825,000	26,825,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.030% VRD	20,395,000	20,395,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation
Revenue, Series C,
0.040% VRD	5,015,000	5,015,000
Pennsylvania Higher Educational Facilities Authority College & University Revenues
(St. Joseph's University), Series A,
0.030% VRD	2,000,000	2,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B,
0.030%, VRD	9,180,000	9,180,000
Series B-3,
0.040%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C,
0.030% VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.030% VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania),
0.020% VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.050% VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project),
Series B,
0.050% VRD	5,260,000	5,260,000
		96,965,000
South Carolina—0.19%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series C,
0.030% VRD	3,050,000	3,050,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—0.86%
Knox County Health Educational & Housing Facilities Board Hospital Facilities
Revenue Refunding (Covenant Healthcare), Series A,
0.050% VRD	6,800,000	6,800,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.050% VRD	4,500,000	4,500,000
Shelby County Public Improvement and School, Series B,
0.040% VRD	2,350,000	2,350,000
		13,650,000
Texas—8.49%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.030% VRD[1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
1.500%, due 06/30/14	8,000,000	8,043,017
2.000%, due 06/30/14	1,000,000	1,007,413
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.050%, VRD	8,525,000	8,525,000
Subseries C-2,
0.050%, VRD	9,100,000	9,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.050%, VRD	17,525,000	17,525,000
Series A-2,
0.050%, VRD	400,000	400,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.040% VRD	4,890,000	4,890,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14	8,000,000	8,005,079
2.000%, due 02/28/14	10,000,000	10,013,737
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding
(ExxonMobil Project), Series A,
0.040% VRD	1,000,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series B,
0.030%, VRD	1,200,000	1,200,000
0.030%, VRD	5,900,000	5,900,000
Texas (JP Morgan PUTTERs, Series 3238),
0.050% VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	35,000,000	35,358,699
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.050% VRD[1,2]	3,330,000	3,330,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Texas—(concluded)
University of Texas (Financing Systems), Series B,
0.030% VRD	10,500,000	10,500,000
		134,712,945
Utah—1.02%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D,
0.040% VRD	16,260,000	16,260,000
Vermont—0.46%
Winooski Special Obligation Refunding, Series A,
0.040% VRD	7,260,000	7,260,000
Virginia—0.22%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series D,
0.030%, VRD	2,200,000	2,200,000
Series F,
0.030%, VRD	1,300,000	1,300,000
		3,500,000
Washington—2.09%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.050% VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.050% VRD	20,475,000	20,475,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New
Haven Apartments) (FNMA Insured),
0.040% VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding
(Washington Terrace),
0.050% VRD	3,750,000	3,750,000
		33,120,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.040% VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,362,438,858)		1,362,438,858

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Tax-exempt commercial paper—14.06%
California—0.38%
California State Health Facilities Financing (Stanford Hospital),
Series B-2, Subseries 1,
0.130%, due 11/15/45	6,000,000	6,000,000
Connecticut—0.63%
Yale University,
0.050%, due 02/13/14	10,000,000	10,000,000
Illinois—0.67%
Illinois Educational Facilities Authority Revenue,
0.110%, due 02/05/14	10,615,000	10,615,000
Kentucky—1.26%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.190%, due 03/01/19	20,000,000	20,000,000
Maryland—1.64%
Johns Hopkins University,
0.110%, due 02/11/14	7,998,000	7,998,000
Montgomery County,
0.080%, due 04/03/14	10,000,000	10,000,000
0.080%, due 04/03/14	8,000,000	8,000,000
		25,998,000
Minnesota—1.89%
Mayo Clinic,
0.120%, due 02/12/14	20,000,000	20,000,000
0.120%, due 03/05/14	10,000,000	10,000,000
		30,000,000
Missouri—1.63%
University of Missouri,
0.100%, due 02/04/14	14,105,000	14,105,000
0.060%, due 03/05/14	11,778,000	11,778,000
		25,883,000
Tennessee—1.07%
Vanderbilt University,
0.170%, due 04/03/14	8,000,000	8,000,000
0.140%, due 05/06/14	9,000,000	9,000,000
		17,000,000
Texas—2.96%
Dallas Area Rapid Transit,
0.130%, due 02/20/14	4,000,000	4,000,000
0.130%, due 03/20/14	6,000,000	6,000,000
Harris County,
0.040%, due 02/06/14	1,850,000	1,850,000
0.060%, due 02/06/14	350,000	350,000
0.110%, due 02/06/14	1,850,000	1,850,000
0.110%, due 02/06/14	10,000,000	10,000,000

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
University of Texas,
0.050%, due 02/03/14	10,000,000	10,000,000
0.110%, due 02/06/14	12,896,000	12,896,000
		46,946,000
Virginia—1.30%
University of Virginia,
0.050%, due 02/11/14	7,000,000	7,000,000
0.100%, due 03/05/14	7,735,000	7,735,000
0.080%, due 05/05/14	6,000,000	6,000,000
		20,735,000
Washington—0.63%
University of Washington,
0.110%, due 02/06/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$223,177,000)		223,177,000
Total investments
(cost—$1,585,615,858 which approximates cost for federal income tax purposes)—99.90%		1,585,615,858
Other assets in excess of liabilities—0.10%		1,571,751
Net assets—100.00%		1,587,187,609

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,362,438,858	—	1,362,438,858
Tax-exempt commercial paper	—	223,177,000	—	223,177,000
Total	—	1,585,615,858	—	1,585,615,858

At January 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity—21 days.

Portfolio footnotes

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.37% of net assets as of January 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Master Trust

Tax-Free Master Fund
Schedule of investments – January 31, 2014 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31,
2014 and reset periodically.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2013.

Master Trust

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles ("US GAAP") requires disclosure regarding the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver President

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2014